Share-Based Compensation - Valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Option 2019 Plan
Valuation assumptions:
Expected dividend yield	3.50%
Weighted average remaining contractual term, Balance (in years)			0 years	6 months 14 days
Stock Option 2019 Plan | Minimum
Valuation assumptions:
Expected volatility	51.96%
Expected term (years)	1 year
Risk-free interest rate	1.69%
Stock Option 2019 Plan | Maximum
Valuation assumptions:
Expected volatility	57.79%
Expected term (years)	1 year 6 months
Risk-free interest rate	1.75%
CMVT | Stock options 2021 plan
Valuation assumptions:
Expected dividend yield	0.00%		0.00%
Expected volatility	44.17%		43.82%
Expected term (years)	3 years 1 month 15 days		3 years 1 month 15 days
Risk-free interest rate	1.081%		0.223%
Liqxtal Technology Inc | Stock options 2021 plan
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	30.06%
Expected term (years)	1 year 3 months
Risk-free interest rate	0.107%
Emza | Stock options 2022 plan
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	54.05%
Expected term (years)	6 years 1 month 9 days
Risk-free interest rate	0.65%
Weighted average remaining contractual term, Balance (in years)		6 years 1 month 9 days